Financial Instrument - Risk Management and Fair Value - Summary of Foreign Currency Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 119,065	$ 158,732	$ 156,158	$ 238,792
Accounts receivable, net	65,689	131,920
Other assets	22,153	32,087
Currency risk [member]
Assets
Cash and cash equivalents	12,322	22,818
Accounts receivable, net	27,670	73,018
Other assets	18,942	15,726
Total assets	58,934	111,562
Liabilities
Accounts payable	20,142	51,313
Taxes payable	13,757	37,137
Other liabilities	11,387	18,513
Total liabilities	45,286	106,963
Net position	$ 13,648	$ 4,599